Fair Value of Financial Instruments - Schedule of Financial Instruments at Fair Value on Non-recurring Basis (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative liability	$ 1,582,282	$ 482,674	$ 1,038,504	$ 1,417,187
Level 1 [Member] | Fair Value Measurements Nonrecurring [Member]
Cash	133,801	145,119
Total assets	133,801	145,119
Convertible debentures, net of discounts
Short term debt
Long term debt
Derivative liability
Total liabilities
Total fair value	133,801	145,119
Level 2 [Member] | Fair Value Measurements Nonrecurring [Member]
Cash
Total assets
Convertible debentures, net of discounts
Short term debt	554,784	142,940	8,500
Long term debt	386,028	39,729
Derivative liability
Total liabilities	940,812	182,669	8,500
Total fair value	(940,812)	(182,669)	(8,500)
Level 3 [Member] | Fair Value Measurements Nonrecurring [Member]
Cash
Total assets
Convertible debentures, net of discounts	77,039	58,366	384,138
Short term debt
Long term debt
Derivative liability	1,582,282	482,674	1,038,504
Total liabilities	1,659,321	541,040	1,422,642
Total fair value	$ (1,659,321)	$ (541,040)	$ (1,422,642)